Note N - Employee and Director Benefit Plans	12 Months Ended
Dec. 31, 2010
Compensation and Employee Benefit Plans [Text Block]
NOTE N – EMPLOYEE AND DIRECTOR BENEFIT PLANS

Employment Contracts - The Company has entered into employment agreements with each of its executive officers to ensure a stable and competent management base. The agreements provide for terms of three years, but the agreements may be extended. The agreements provide for benefits as spelled out in the contracts and cannot be terminated by the Board of Directors, except for cause, without prejudicing the officers’ rights to receive certain vested rights, including compensation. In the event of a change in control of the Company and in certain other events, as defined in the agreements, the Company or any successor to the Company will be bound to the terms of the contracts.

Retirement Savings Plan - The Company has a profit sharing and 401(k) plan for the benefit of substantially all employees subject to certain minimum age and service requirements. Under this plan, the Company matches 100% of employee contributions to a maximum of 3% of annual compensation and 50% of employee contributions greater than 3% to a maximum of 6% of annual compensation, up to an annual compensation generally equal to the Internal Revenue Services’ compensation threshold in effect from time to time. The Company’s contribution expense under this plan was $149 thousand, $145 thousand and $151 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

Stock Option Plans - The Company maintains stock option plans for directors and employees. During 2010, the Board of Directors of the Bank adopted and stockholders approved, the Park Sterling Bank 2010 Stock Option Plan for Directors and the Park Sterling Bank 2010 Employee Stock Option Plan (the “2010 Plans”). The 2010 Plans are substantially similar to the 2006 option plans for directors and employees which provided for an aggregate of 990,000 of common shares reserved for options. The 2010 Plans provide for an aggregate of 1,859,550 of common shares reserved for options.

The exercise price of each option under these plans is not less than the market price of the Company’s common stock on the date of the grant. The exercise price of all options outstanding at December 31, 2010 under these plans ranges from $6.50 to $15.45 and the average exercise price was $7.83. The Company funds the option shares from authorized but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Options granted become exercisable in accordance with the plans’ vesting schedules which are generally three years. In connection with the retirement of certain directors following the Bank’s Public Offering, vesting of their director options previously awarded in December 2007 was accelerated from December 2010 to August 2010 at their original exercise price of $13.23 per share.  All unexercised options expire ten years after the date of the grant.

A summary of option activity under the stock option plans is as follows:

		Outstanding Options
	Options Available for Future Grants	Number Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)	Intrinsic Value

At December 31, 2007	203,914	786,086	$10.37	9.25	$-
Granted	(8,250)	8,250	13.86	-	-
Exercised	-	-	-	-	-
Expired and forfeited	-	-	-	-	-

At December 31, 2008	195,664	794,336	10.41	8.26	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Expired and forfeited	5,684	(5,684)	12.43	4.33	-

At December 31, 2009	201,348	788,652	10.39	7.26	-
Approved for issuance	1,859,550	-	-	-	-
Granted	(1,534,980)	1,534,980	6.51	-	-
Exercised	-	-	-	-	-
Expired and forfeited	-	-	-	-	-

At December 31, 2010	525,918	2,323,632	$7.83	8.50	$-

Exercisable at December 31, 2010		785,902	$10.38	6.25	$-

A summary of non-vested stock option activity is as follows:

	Non-vested Options	Weighted Average Grant Date Fair Value

At December 31, 2007	382,007	$4.48
Granted	8,250	4.69
Vested	(164,952)	3.50
Stock dividend	38,194	-
Forfeited	-	-

At December 31, 2008	263,499	4.16
Granted	-	-
Vested	(167,704)	3.50
Forfeited	(4,584)	4.33

At December 31, 2009	91,211	4.51
Granted	1,534,980	2.62
Vested	(88,461)	4.50
Forfeited	-	-

At December 31, 2010	1,537,730	$2.63

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. The fair value of options granted in 2010 and 2008 was $2.62 and $4.96, respectively. No options were granted in 2009. Assumptions used for grants in 2010 were: risk free interest rate of 2.77%, dividend yield of 0%, volatility of 33%, and average lives of 7 years. Assumptions used for grants in 2008 were: risk free interest rate of 3.53%, dividend yield of 0%, volatility of 22%, and average lives of 7 years.

The fair value of options vested was $398 thousand, $665 thousand and $652 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company recognized compensation expense for stock option plans of $810 thousand, $642 thousand and $665 thousand for the years ended December 31, 2010, 2009 and 2008, respectively. There were no tax deductions related to this compensation expense in any of those years. At December 31, 2010, unrecognized compensation expense related to non-vested stock options of $3.5 million is expected to be recognized over a weighted-average period of 1.65 years.